Long-Term Debt	12 Months Ended
Dec. 31, 2021
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheet of December 31, 2021, is analyzed as follows:

		Year Ended
Loan facilities	Borrowers	December 31, 2020	December 31, 2021
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$9,400,000	$7,800,000
$4.5 Million Term Loan Facility (b)	Bistro	4,050,000	3,450,000
$15.29 Million Term Loan Facility (c)	Pocahontas- Jumaru	—	13,877,000
$18.0 Million Term Loan Facility (d)	Rocket- Gamora	—	16,300,000
$40.75 Million Term Loan Facility (e)	Liono-Snoopy-Cinderella-Luffy	—	39,596,000
$23.15 Million Term Loan Facility (f)	Bagheera-Garfield	—	22,738,500
Total long-term debt		$13,450,000	$103,761,500
Less: Deferred financing costs		(264,134)	(1,720,101)
Total long-term debt, net of deferred finance costs		$13,185,866	102,041,399

Presented:
Current portion of long-term debt		$2,200,000	$16,688,000
Less: Current portion of deferred finance costs		(97,963)	(596,277)
Current portion of long-term debt, net of deferred finance costs		$2,102,037	$16,091,723

Non-Current portion of long-term debt		11,250,000	87,073,500
Less: Non-Current portion of deferred finance costs		(166,171)	(1,123,824)
Non-Current portion of long-term debt, net of deferred finance costs		$11,083,829	$85,949,676

Debt instruments from related party
$5.0 Million Term Loan Facility (Note 3(b))	Castor	5,000,000	—
Total long-term debt from related party, current		$5,000,000	$—

a.	$11.0 Million Term Loan Facility:

On November 22, 2019, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Spetses and Pikachu owning the Magic P and the Magic Moon, respectively, entered into the Company’s first senior secured term loan facility in the amount of $11.0 million with Alpha Bank S.A. The facility was drawn down in two tranches on December 2, 2019. This facility has a term of five years from the drawdown date, bears interest at a margin over LIBOR per annum and is repayable in twenty (20) equal quarterly instalments of $400,000 each, plus a balloon instalment of $3.0 million payable simultaneously with the last instalment at maturity, on December 2, 2024. The above facility is secured by, including but not limited to, a first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the borrowers, an earnings account pledge, shares security deed relating to the shares of the vessels’ owning subsidiaries, manager’s undertakings and is guaranteed by the Company. The respective facility also contains certain customary minimum liquidity restrictions and financial covenants that require the borrowers to (i) maintain a certain level of minimum free liquidity per collateralized vessel, and (ii) meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the minimum free liquidity requirement referred to above to the aggregate principal amounts due under the facility. This facility’s net proceeds were partly used by the Company to repay the $7.5 million bridge loan on December 6, 2019, whereas the remainder of the proceeds was used for general corporate purposes including financing vessel acquisitions.

b.	$4.5 Million Term Loan Facility:

On January 23, 2020, pursuant to the terms of a credit agreement, the Company’s wholly owned dry bulk vessel ship-owning subsidiary, Bistro, entered into a $4.5 million senior secured term loan facility with Chailease International Financial Services Co., Ltd. The facility was drawn down on January 31, 2020, is repayable in twenty (20) equal quarterly installments of $150,000 each, plus a balloon installment of $1.5 million payable simultaneously with the last instalment at maturity, and bears interest at a margin over LIBOR per annum. The above facility contains a standard security package including a first preferred mortgage on the vessel owned by the borrower (the Magic Sun), pledge of bank account, charter assignment, shares pledge and a general assignment over the vessel’s earnings, insurances and any requisition compensation in relation to the vessel owned by the borrower and is guaranteed by the Company and Pavimar. Pursuant to the terms of this facility, the Company is also subject to certain minimum liquidity restrictions requiring the borrower to maintain a certain credit balance in an account of the lender as “cash collateral” as well as certain negative covenants customary for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum value to loan ratio being the aggregate principal amount of (i) fair market value of the collateral vessel and (ii) the value of any additional security (including the cash collateral referred to above), to the aggregate principal amount of the loan. This facility’s net proceeds were used to fund the 2021 Vessel Acquisitions (see Note 6(a)) and for general corporate purposes.

c.	$15.29 Million Term Loan Facility

On January 22, 2021, pursuant to the terms of a credit agreement, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Pocahontas and Jumaru, entered into a $15.29 million senior secured term loan facility with Hamburg Commercial Bank AG. The loan was drawn down in two tranches on January 27, 2021, is repayable in sixteen (16) equal quarterly installments of $471,000 each, plus a balloon installment in the amount of $7.8 million payable at maturity and bears interest at a margin over LIBOR per annum. The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers, (the Magic Horizon and the Magic Nova) pledge of bank accounts, charter assignments and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers, and is guaranteed by the Company. Pursuant to this facility, the Company is also subject to a certain minimum liquidity restriction requiring the borrowers to maintain a certain cash balance with the lender, to maintain and gradually fund certain dry-dock reserve accounts in order to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain negative covenants customary, for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum security cover ratio being the aggregate amount of (i) the aggregate market value of the collateral vessels, (ii) the value of the minimum liquidity deposits referred to above, (iii) the value of the dry-dock reserve accounts referred to above and (iv) any additional security provided, over the aggregate principal amount of the loan outstanding.

This facility’s net proceeds were used to fund the 2021 Vessel Acquisitions (Note 6(a)) and for general corporate purposes.

d.	$18.0 Million Term Loan Facility

On April 27, 2021, two of the Company’s wholly owned tanker vessel ship-owning subsidiaries, Rocket and Gamora, entered into a $18.0 million senior secured term loan facility with Alpha Bank S.A. The facility was drawn down in two tranches on May 7, 2021. This facility has a term of four years from the drawdown date, bears interest at a margin over LIBOR per annum and is repayable in (a) sixteen (16) quarterly instalments (1 to 4 in the amount of $850,000 and 5 to 16 in the amount of $675,000) and (b) a balloon installment in the amount of $6.5 million, such balloon instalment payable at maturity together with the last repayment instalment. The above facility is secured by first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the borrowers, (the Wonder Sirius and the Wonder Polaris), an earnings account pledge, shares security deed relating to the shares of the vessels’ owning subsidiaries, manager’s undertakings and is guaranteed by the Company. The facility also contains certain customary minimum liquidity restrictions and financial covenants that require the borrowers to (i) maintain a certain level of minimum free liquidity per collateralized vessel and (ii) meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the minimum liquidity deposits referred to above, to the aggregate principal amounts due under the facility. This facility’s net proceeds were used to fund the 2021 Vessel Acquisitions (Note 6(a)) and for general corporate purposes.

e.	$40.75 Million Term Loan Facility

On July 23, 2021, pursuant to the terms of a credit agreement, four of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Liono, Snoopy, Cinderella and Luffy, entered into a $40.75 million senior secured term loan facility with Hamburg Commercial Bank AG. The loan was drawn down in four tranches on July 27, 2021, is repayable in twenty (20) equal quarterly installments of $1,154,000 each, plus a balloon installment in the amount of $17.7 million payable at maturity simultaneously with the last instalment and bears interest at a margin over LIBOR per annum. The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers, pledge of bank accounts, charter assignments, and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers (the Magic Thunder, Magic Nebula, Magic Eclipse and the Magic Twilight), and is guaranteed by the Company. The Company is also subject to a certain minimum liquidity restriction requiring the borrowers to maintain a certain minimum cash balance with the lender (a specified portion of which shall be released to the borrowers following the repayment of the fourth installment with respect to all four tranches), to maintain and gradually fund certain dry-dock reserve accounts to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain negative covenants customary for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum security cover ratio being the aggregate amount of (i) the aggregate market value of the collateral vessels, (ii) the value of the dry-dock reserve accounts referred to above and, (iii) any additional security provided, over the aggregate principal amount outstanding of the loan. This facility’s net proceeds were used to fund the 2021 Vessel Acquisitions (Note 6(a)) and for general corporate purposes.

f.	$23.15 Million Term Loan Facility

On November 22, 2021, pursuant to the terms of a credit agreement, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Bagheera and Garfield, entered into a $23.15 million senior secured term loan facility with Chailease International Financial Services (Singapore) Pte. Ltd. The loan was drawn down in two tranches on November 24, 2021, the first in a principal amount of $10.15 million and the second in a principal amount of $13.0 million. Both tranches mature five years after the drawdown date and are repayable in sixty (60) monthly installments (1 to 18 in the amount of $411,500 and 19 to 59 in the amount of $183,700) and (b) a balloon installment in the amount of $8.2 million payable at maturity simultaneously with the last instalment and bear interest at a margin over LIBOR per annum. The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers, pledge of bank accounts, shares security deed relating to the shares of the vessels’ owning subsidiaries, charter assignments, shares pledge, and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers (the Magic Rainbow and the Magic Phoenix) and is guaranteed by the Company. Pursuant to this facility, the Company is also subject to certain negative covenants customary for facilities of this type and a certain minimum liquidity restriction requiring the borrowers to maintain a certain minimum cash balance with the lender. This facility’s net proceeds were used to fund the 2021 Vessel Acquisitions (Note 6(a)) and for general corporate purposes.
g.	$5.0 Million Convertible Debentures:

On January 27, 2020, the Company entered into a securities purchase agreement with an institutional investor, YAII PN, LTD, pursuant to which, on January 27, 2020, February 10, 2020 and February 19, 2020, the Company issued and sold to that investor three unsecured convertible debentures in original principal amounts of $2.0 million, $1.5 million and $1.5 million each, respectively. The convertible debentures originally matured 12 months from their issuance dates, bore fixed interest at 6% per annum, and were convertible at the investor’s option, at any time after issuance, into common shares of the Company at the lower of (i) a price of $2.25 per common share or (ii) 90% of the lowest daily volume weighted average price of the common stock during the 10 trading days prior to the conversion date. As of June 8, 2020, the investor had converted the full aggregate principal amount and interest owed with respect to the convertible debentures aggregating to an amount of $5,057,773 and the Company issued 804,208 common shares in settlement thereof.

The Company accounted for the issuance of the convertible debentures in accordance with the BCF guidance in ASC 470-20 and accordingly recognized the BCFs, amounting to $532,437, separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of these features to additional paid-in capital. The intrinsic value of each BCF was calculated at the commitment date as the difference between the conversion price and the fair value of the common stock, multiplied by the number of shares into which the security was convertible. Following the conversion by the investor of the amounts owed under the above convertible debentures, the Company, as of December 31, 2020, recognized all unamortized discounts at the conversion dates as interest expense which are included in Interest and Finance Costs in the accompanying consolidated statements of comprehensive income/(loss).

As of December 31, 2020, and 2021, the Company was in compliance with all financial covenants prescribed in its debt agreements.

Restricted cash as of December 31, 2021, current and non-current, includes (i) $4.6 million of minimum liquidity deposits required pursuant to the $11.0 million term loan facility, the $18.0 million term loan facility, the $15.29 million term loan facility and the $40.75 million term loan facility discussed above, (ii) $0.2 million in the dry-dock reserve accounts required under the $15.29 million term loan facility and the $40.75 million term loan facility discussed above, and (iii) $1.4 million of retention deposits.

Restricted cash as of December 31, 2020, includes $0.5 million of non-legally restricted cash as per the $11.0 million term loan facility’s minimum liquidity requirements (as discussed above), or $0.25 million per collateralized vessel.

The annual principal payments for the Company’s outstanding debt arrangements as of December 31, 2021, required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2022	$16,688,000
2023	14,743,400
2024	16,604,400
2025	24,545,400
2026	31,180,300
Total long-term debt	$103,761,500

The weighted average interest rate on the Company’s long-term debt for the years ended December 31, 2020, and 2021 was 5.0% and 3.6% respectively.

Total interest incurred on long-term debt for the years ended December 31, 2020, and 2021, amounted to $1,030,925 and $2,232,843 respectively, and is included in Interest and finance costs (Note 15) in the accompanying consolidated statements of comprehensive income/(loss).